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                                                   FILE NOS 333-111216 /811-8052

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
               Pre-Effective Amendment No.  ___                              / /
               Post-Effective Amendment No.  5                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                               Amendment No.41                               /X/
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           --------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington       98052
                ------------------------------------------       -----
         (Address of Depositor's Principal Executive Offices)  (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As Soon as Practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
  / / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ On April 29, 2005 pursuant to paragraph (b) of Rule 485
  / /  60 days after filing pursuant to paragraph (a) of Rule 485
  / /  On ____________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
     _________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:
             Individual Flexible Premium Variable Annuity Contracts

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission on April 29, 2005 (ACCESSION
NUMBER: 0001047469-05-011848).
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                         SUPPLEMENT TO SPINNAKER CHOICE
                         SUPPLEMENT DATED APRIL 29, 2005
               TO PROSPECTUS DATED APRIL 29, 2005 AS SUPPLEMENTED

THE FIRST SENTENCE OF THE SECTION INVESTMENT OPTIONS ON PAGE 1 SHOULD BE REPLACED WITH THE FOLLOWING:

Currently, the separate account invests in 46 sub accounts, however, not all investment options may be available for all policies.

THE FOLLOWING PORTFOLIO OPERATING EXPENSES SHOULD BE ADDED TO THE PORTFOLIO OPERATING EXPENSE TABLE FOUND ON PAGE 5 OF THE PROSPECTUS.

                                                                                                                      NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                      PORTFOLIO
                                                                                                                      OPERATING
                                                                                                                       EXPENSES
                                                                                      TOTAL ANNUAL    CONTRACTUAL     (AFTER ANY
                                                         DISTRIBUTION                  PORTFOLIO    EXPENSE WAIVER   REIMBURSEMENT
                                         MANAGEMENT    SERVICE (12b-1)     OTHER       OPERATING         OR           AND WAIVER
                                            FEES             FEES         EXPENSES     EXPENSES     REIMBURSEMENT    AGREEMENTS)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund             0.80%            None          0.36%         1.16%         -0.05%(2)        1.11%(2)
(Series I shares)(1)
AIM V.I. Health Sciences Fund (Series       0.75%            None          0.36%         1.11%         -0.01%(3)        1.10%(3)
I Shares)(1)

Dreyfus VIF - Quality Bond Portfolio        0.65%            None          0.09%         0.74%             -            0.74%
-- Initial Shares(1)

Federated Capital Income Fund II(1)         0.75%(4)         0.25%(5)      0.42%(6)      1.42%             -            1.42%

Fidelity VIP Asset Manager Portfolio(1)     0.53%            None          0.12%         0.65%         -0.01%(7)        0.64%

ING VP Natural Resources Trust(1)           1.00%            None          0.33%         1.33%             -            1.33%

----------
(1) This portfolio is only available if you have been continuously invested in it since April 29, 2005.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(4) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(5) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(6) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.64% for the Fidelity VIP Asset Manager portfolio. These offsets may be discontinued at any time.

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The following last sentence of the second paragraph under the Section
Allocation of Purchase Payments on page 13 should be deleted.

In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity Money Market Portfolio and attempt to contact you for new allocation instructions.

     THE FOLLOWING TABLE SHOULD BE ADDED TO SECTION OF THE TABLE OF VARIABLE
                         INVESTMENT OPTIONS ON PAGE 14.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 29, 2005

        PORTFOLIO NAME                            INVESTMENT OBJECTIVE                 INVESTMENT ADVISER
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund           Long-Term growth of capital.              A I M Advisors, Inc.
(Series I shares)

AIM V.I. Health Sciences Fund (Series I   Growth of Capital                         A I M Advisors, Inc.
Shares)

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio -    The portfolio seeks to maximize total     The Dreyfus Corporation
Initial Shares                            return, consisting of capital
                                          appreciation and current income. To
                                          pursue this goal, the portfolio normally
                                          invests at least 80% of its assets in
                                          bonds, including corporate bonds,
                                          debentures, notes, mortgage-related
                                          securities, collateralized mortgage
                                          obligations, asset-backed securities,
                                          convertible debt obligations, preferred
                                          stocks, convertible preferred stocks,
                                          municipal obligations and zero coupon
                                          bonds, that, when purchased, are rated A
                                          or better or are the unrated equivalent
                                          as determined by Dreyfus, and in
                                          securities issued or guaranteed by the
                                          U.S. government or its agencies or
                                          instrumentalities, including Treasury
                                          inflation-protection securities.

FEDERATED INSURANCE SERIES

Federated Capital Income Fund II          The Fund's investment objective is to     Federated Equity
                                          achieve high current income and moderate  Management Company of
                                          capital appreciation. The Fund pursues    Pennsylvania Sub-Advised
                                          its investment objective by investing in  by: Federated Investment
                                          both equity and fixed income securities   Management Company
                                          that have high relative income
                                          potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Asset Manager(SM) Portfolio  Fidelity VIP Asset Manager Portfolio        Fidelity Management &
                                          seeks to obtain high total return with      Research Company
                                          reduced risk over the long term by
                                          allocating its assets among stocks,
                                          bonds, and short-term instruments.

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust            The Fund seeks long-term growth of        ING Investments, LLC
                                          capital through investment primarily in   Sub-Advised by Aeltus
                                                                                    Investment

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
                                          common stocks of companies that own or    Management, Inc.
                                          develop natural resources and other
                                          basic commodities, or supply goods and
                                          services to such companies. Capital
                                          appreciation will be the primary
                                          determinant of total return and income
                                          is a secondary consideration. The
                                          investment objective may not be changed
                                          without shareholder approval.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 29th day of April, 2005.

                                         Symetra Separate Account SL
                                                        (Registrant)

                                         By:  Symetra Life Insurance Company
                                              ------------------------------

                              By:        /s/ Randall H. Talbot
                                   ---------------------------------------
                                         Randall H. Talbot, President

                               By: Symetra Life Insurance Company
                                                (Depositor)

                               By:       /s/ Randall H. Talbot
                                   ---------------------------------------
                                         Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

NAME                                        TITLE
----                                        -----
/s/ ALLYN D. CLOSE                          Director
------------------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                         Director, Vice President, General Counsel & Secretary
------------------------------
George C. Pagos


/s/ COLLEEN M. MURPHY                       Assistant Vice President, Controller and
------------------------------              Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES                      Director
------------------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                     Director and Chief Actuary
------------------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                         Director, Executive Vice President and Treasurer
---------------------------
Roger F. Harbin


/s/ RANDALL H. TALBOT                       Director and President
---------------------
Randall H. Talbot


/s/ OSCAR TENGTIO                           Director, Executive Vice President and Chief Financial
------------------                          Officer
Oscar Tengtio